Subsequent Events (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Nov. 11, 2022
Subsequent Events (Details) [Line Items]
Ordinary share outstanding with redemption rights (in Shares)	13,800,000
Ordinary share redemption (in Shares)	4,073,605
Redemption price per share (in Dollars per share)	$ 10.27
Amount remove from trust account	$ 41,800,000
Remaining amount	$ 99,800,000
Ordinary shares with redemption rights outstanding (in Shares)	9,726,395
Deposit amount	$ 323,888
Ordinary share, per share	$ 0.0333
Ordinary shares, description	In connection with its solicitation of proxies in connection with the Extension Proposal, the Company was required to permit its public shareholders to redeem their ordinary shares. Of the 13,800,000 ordinary shares outstanding with redemption rights, the holders of 4,073,605 ordinary shares elected to redeem their shares at a per share redemption price of $10.27. As a result, approximately $41.8 million will be removed from the Trust Account to pay such holders and approximately $99.8 million will remain in the Trust Account. Following the redemptions, the Company will have 9,726,395 ordinary shares with redemption rights outstanding and the Company will deposit $323,888 (or approximately $0.0333 per ordinary share that remains outstanding) for each calendar month, or portion thereof, that is needed by the Company to complete an initial business combination from July 11, 2022.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Deposit amount		$ 647,776